As filed with the Securities and Exchange Commission on December 27, 2017
File No. 333-146827
File No. 811-22135

SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM  N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[	X	]
Pre-Effective Amendment No.		[		]
Post-Effective Amendment No.	74	[	X	]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[	X	]
Amendment No.	75	[	X	]

Innovator ETFs Trust
(Exact Name of Registrant as Specified in Charter)

120 North Hale Street, Suite 200
Wheaton, IL 60187
(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code: (800) 621-1675

Corporation Service Company
2711 Centerville Road, Suite 400
Wilmington, Delaware 19808
(Name and Address of Agent for Service)

With Copies to:
Morrison C. Warren, Esq.
Chapman and Cutler, LLP
111 West Monroe Street
Chicago, Illinois 60603

It is proposed that this filing will become effective (check appropriate box):
[ X ]	immediately upon filing pursuant to paragraph (b).
[ ]	on (date) pursuant to paragraph (b).
[ ]	60 days after filing pursuant to paragraph (a)(1).
[ ]	on (date) pursuant to paragraph (a)(1).
[ ]	75 days after filing pursuant to paragraph (a)(2).
[ ]	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note:
This Post-Effective Amendment (“PEA”) No. 74 to the Registration Statement of Innovator ETFs Trust (the “Trust”) on Form N-1A hereby incorporates Parts A, B and C from the Trust’s PEA No. 73 on Form N‑1A filed on December 13, 2017.  This PEA No. 74 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in PEA No. 73 to the Trust’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement under Rule 485(b) under the 1933 Act, and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Wheaton and State of Illinois on December 27, 2017.

Innovator ETFs Trust

By: /s/ H. Bruce Bond
H. Bruce Bond
President

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated:

Signature	Title	Date

/s/ H. Bruce Bond	Chief Executive Officer, President and Trustee	December 27, 2017
H. Bruce Bond

/s/ John Southard	Vice President, Treasurer and Principal Financial Accounting Officer	December 27, 2017
John Southard

Mark Berg*	Trustee	December 27, 2017
Mark Berg

Joe Stowell*	Trustee	December 27, 2017
Joe Stowell

Brian Wildman*	Trustee	December 27, 2017
Brian Wildman

:	By: /s/ H. Bruce Bond
H. Bruce Bond
Chief Executive Officer, President and Trustee

INDEX TO EXHIBITS

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE